Impairment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Impairment (losses) reversals, net	$ (1,531)	$ (2,680)	$ (1,315)
Exploratory assets	(224)	(364)
Impairment of equity-accounted investments	13	(2)	(6)
Net effect within the statement of income	(1,742)	(3,046)	(1,321)
Losses	(1,955)	(3,307)	(1,640)
Reversals	$ 213	$ 261	$ 319